Disposal of assets and other changes in organizational structure	12 Months Ended
Dec. 31, 2021
Disposal Of Assets And Other Changes In Organizational Structure
Disposal of assets and other changes in organizational structure

31.	Disposal of assets and other changes in organizational structure

The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company. The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					12.31.2021	12.31.2020
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	13	−	13	14
Trade receivables	-	−	31	−	31	24
Inventories	-	68	5	−	73	4
Investments	-	−	210	−	210	68
Property, plant and equipment	1,841	134	−	−	1,975	640
Others	-	1	187	−	188	35
Total	1,841	203	446	−	2,490	785
Liabilities on assets classified as held for sale
Trade payables	-	-	2	-	2	22
Finance debt	-	-	-	1	1	13
Provision for decommissioning costs	833	-	-	-	833	640
Others	-	-	31	-	31	10
Total	833	−	33	1	867	685

31.1.	Transactions pending closing at December 31, 2021

The assets and liabilities corresponding to the transactions pending closing are classified as held for sale at December 31, 2021, as follows:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further informa-tion
Sale of the Company’s entire interest in Fazenda Belem and Icapuí onshore fields (Fazenda Belem group of fields), located in Potiguar basin, in the state of Ceará	SPE Fazenda Belém S.A., a wholly owned subsidiary of 3R Petroleum e Participações S.A	August 2020	35	a
Sale of the Company’s entire interest in Recôncavo group of 14 onshore fields, in the state of Bahia	Ouro Preto Energia Onshore S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020	250	b
Sale of E&P assets in the state of Espírito Santo (Polo Peroá)	DBO Energy and OP Energy (renamed 3R Offshore)	January 2021	13	c
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	June 2021	300	d
Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin	3R Petroleum Offshore S.A.	July 2021	16	e
Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)	Compass Gas e Energia S.A.	July 2021	373 (R$ 2,030 million)	f
Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)	August 2021	190	g
Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field	CNOOC Petroleum Brasil Ltda (CNOOC)	September 2021	2,080	h
Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.	November 2021	33	I
Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe	Carmo Energy S.A.	December 2021	1,100	j

a)	Sale of Fazenda Belem group of onshore fields

The agreement provides for the receipt of US$ 9 at the transaction signing, US$ 16 at the transaction closing, and US$ 10 to be received one year after the closing. This transaction is subject to price adjustments and conditions precedent, such as approval by the ANP.

b)	Sale of Recôncavo group of onshore fields

The agreement provides for the receipt of US$ 10 at the transaction signing, and US$ 240 at the transaction closing, subject to price adjustments and conditions precedent, such as approval by the ANP.

c)	Sale of E&P assets of Peroá group of fields

Amounts due to Petrobras are composed of: (i) US$ 5 was received at the contract signing; (ii) US$ 8 to be received at the transaction closing; (iii) up to US$ 42 as contingent receivables provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms. This transaction is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP).

d)	Sale of Alagoas group of onshore and shallow water fields, and of a natural gas processing unit in the state of Alagoas

The agreement provides for the receipt of US$ 60 at the transaction signing and US$ 240 at the transaction closing, subject to price adjustments and conditions precedent, such as approval by the ANP.

e)	Sale of Papa-Terra field

The agreement provides for the receipt of US$ 6 at the transaction signing and US$ 10 at the transaction closing, subject to price adjustments and conditions precedent, such as approval by the ANP. In addition, there is a total of US$ 90 in contingent receivables provided for in the contract (contingent assets), related to production volume of the asset and future oil prices.

f)	Sale of Gaspetro

The payment to Petrobras of US$ 373 (R$ 2,030 million) will be made at the transaction closing, subject to price adjustments and the fulfillment of certain conditions precedent, such as approval by the Administrative Council for Economic Defense (CADE). In addition, until closing, Petrobras will comply with the provisions contained in the shareholders' agreements of Gaspetro and natural gas distributors, including preemptive rights.

g)	Sale of REMAN refinery assets

The agreement provides for the receipt of US$ 29 at the transaction signing and US$ 161 at the transaction closing, subject to price adjustments and conditions precedent, such as approval by the CADE.

h)	Exercise of the call option in Búzios field

For more information, see note 24.1.

i)	Sale of interest in SIX shale processing plant

The agreement provides for (i) US$ 3 received at the transaction signing, and (ii) US$ 30 to be received at the transaction closing, subject to price adjustments and contingent payments (earn out). The transaction is subject to the fulfillment of conditions precedent, such as approval by CADE and ANP.

j)	Sale of Carmópolis group of onshore fields

The agreement provides for (i) US$ 275 received in January 2022, (ii) US$ 550 to be received at the transaction closing, and (iii) US$ 275 to be received one year after the closing.

The transaction is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by CADE and ANP.

31.2.	Closed transactions in 2021
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further informa-tion
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV	PetroRio	November 2019 (S) February 2021 (C)	44	88	a
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA)	DISA Corporación Petrolífera S.A.	August 2019 (S) February 2021 (C)	68	(3)	b
Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital)	RP Participações em Biocombustíveis S.A	December 2020 (S) February 2021 (C)	47 (R$ 253 million)	(1)	c
Sale of the Company’s entire interest (49%) in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants, in the state of Rio Grande do Norte	V2I Transmissão de Energia Elétrica S.A.	December 2020 (S) April 2021 (C)	26 (R$ 145 million)	19	d
Sale of the Company’s remaining 10% interest in NTS	Nova Infraestrutura Gasodutos Participações S.A.	April 2021 (S and C)	277 (R$ 1,539 million)	109	e
Sale of the Company’s entire interest (51%) in company Eólica Mangue Seco 2, a wind power generation plant, in the state of Rio Grande do Norte	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)	February 2021 (S) May 2021 (C)	6 (R$ 34 million)	4	f
Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the state of Bahia	3R Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A	August 2020 (S) July 2021 (C)	97	109	g
Sale of the Company’s remaining 37.5% interest in BR Distribuidora (renamed Vibra Energia)	Several (public offering)	June 2021 (S) July 2021 (C)	2,203 (R$ 11,358 million)	−	h
Transfer of the Company’s remaining 10% interest in Lapa field and in Lapa Oil & Gas BV	TotalEnergies	December 2018 (S) August 2021 (C)	49	13	i
Sale of the Company’s 40% interest in the company GNL Gemini Comercialização e Logística de Gás Ltda. (GásLocal)	White Martins Gases Industriais Ltda.	September 2020 (S) September 2021 (C)	12 (R$ 61 million)	(1)	j
Sale of 100% of the shares of Refinaria Mataripe S.A., controller of Landulpho Alves Refinery - RLAM and its associated logistics assets, in the state of Bahia	MC Brazil Downstream Participações, a company of the Mubadala Capital group	March 2021 (S) November 2021 (C)	1,811	574	k
Sale of the Company's entire interest in Termelétrica Potiguar S.A. - TEP (20% ) and in Companhia Energética Manauara S.A. - CEM (40%)	Global Participações Energia S.A., through subsidiaries	July 2021 (S) November 2021 (C)	28 (R$ 156 million)	4	l
Sale of the Company's entire 93.7% interest in Breitener Energética S.A., in the state of Amazonas	Breitener Holding Participações S.A., a wholly-owned subsidiary of Ceiba Energy LP.	August 2021 (S) November 2021 (C)	35 (R$ 192 million)	(10)	m
Sale of the Company's entire interest in 9 onshore production fields (Miranga group of fields), in the state of Bahia	SPE Miranga S.A., subsidiary of PetroRecôncavo S.A.	February 2021 (S) December 2021 (C)	154	130	n
Sale of the Company's entire interest in 12 onshore production fields (Remanso group of fields), in the state of Bahia	PetroRecêncavo S.A.	December 2020 (S) December 2021 (C)	16	25	o
Sale of the Company's entire interest in 27 onshore production fields (Cricaré group of fields), in the state of Espírito Santo	Karavan Seacrest SPE Cricare	August 2020 (S) December 2021(C)	38	36	p
Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A.	May 2021 (S) December 2021(C)	11 (R$ 61 million)	(25)	q
Total			4,914	1,071
(*) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

a)	Sale of the Frade field

The transaction was closed with the payment of US$ 36 to Petrobras, after price adjustments (including cash inflows from the sale of crude oil from the concession), in addition to US$ 8 paid to Petrobras upon the contract signing. In addition, there is a contingent amount of US$ 20 linked to a potential new commercial discovery in the field.

The original sale amounting to US$ 100 was adjusted considering the cash flows arising from the Company’s interest in the field from July 1, 2019 (inception date of the negotiation) to February 5, 2021 (closing date). In addition, there is a contingent payment amounting to US$ 20 subject to a new discovery in the field.

b)	Sale of Petrobras Uruguay Distribución S.A. (PUDSA)

The transaction was closed with the payment of US$ 62 to Petrobras, in addition to US$ 6 paid upon the contract signing, totaling US$ 68. As a result of this operation, a US$ 34 loss was reclassified to the statement of income, within other income and expenses, relating to cumulative translation adjustments arising from exchange rate variations recognized in PUDSA's shareholders' equity since de acquisition of this investment.

c)	Sale of BSBios

The transaction was closed with the payment of US$ 47 to Petrobras, including price adjustments. Moreover, US$ 12 is held in an escrow account for indemnification of eventual contingencies, to be released according to terms and conditions set forth in the contract.

d)	Sale of Mangue Seco 1, 3 and 4

The sale of Mangue Seco 1 was closed with the payment of US$ 8 to Petrobras, including price adjustments. The sale of Mangue Seco 3 and 4 was closed with the payment of US$ 14 to Petrobras, including price adjustments, in addition to US$ 4 received at the signing, totaling US$ 18.

e)	Sale of remaining 10% interest in NTS

The transaction was closed with the payment of US$ 277 to Petrobras, on the date of signing and closing of the transaction, including price adjustments.

f)	Sale of Eólica Mangue Seco 2

The transaction results from the exercise of the preemptive right by FIP Pirineus, in accordance with the shareholders' agreement of Eólica Mangue Seco 2, and was closed with the payment of US$ 6 to Petrobras, including price adjustments.

g)	Sale of Rio Ventura group of onshore fields

The operation was concluded in July 2021 with the payment of US$ 34 to Petrobras, including price adjustments, in addition to US$ 4 paid to Petrobras at the contract signing.

The agreement provides for further US$16 to be paid in January 2024 and up to US$ 44 in contingent payments related to future oil prices, already received in September 2021 (US$ 22) and in December 2021 (US$ 22).

h)	Sale of remaining 37.5% interest in BR Distribuidora (renamed Vibra Energia)

On June 17, 2021, Petrobras filed a request for registration of a secondary public offering (follow on) of common shares issued by (renamed Vibra Energia), with the release of a preliminary offering prospectus. The Company offered 37.5% of the share capital of BR Distribuidora, corresponding to the remaining interest held by Petrobras.

On June 30, 2021, Petrobras approved the price per common share of BR Distribuidora in the amount of US$ 5.20 (R$ 26.00), totaling US$ 2,203 (R$11,358 million). Thus, a US$ 404 impairment reversal was recognized, as detailed in note 19.

On July 5, 2021, the follow-on was closed with the Company receiving US$ 2,184, net of transactions costs.

i)	Transfer of interest in Lapa field and in Lapa BV

In 2018, Petrobras exercised its put option, as provided in the contract, transferring its remaining 10% interest in Lapa field to Total Energies, including the remaining 10% interest held by Petrobras Netherlands BV (PNBV) in Lapa BV. In September 2021, the operation was concluded with the payment of US$ 49 to Petrobras.

In addition, there was a price adjustment relating to the transfer of rights of Lapa and Iara fields by Petrobras, as well as of the interests held by PNBV in Lapa BV and Iara BV, with the recognition of a US$ 22 gain within other income and expenses.

j)	Sale of interest in GásLocal

The agreement resolved controversies arising from the activities of the Gemini consortium and GasLocal, in particular pending arbitration and judicial proceedings. It also provides for the commercial conditions for the supply of gas by Petrobras, as an integrant of Gemini consortium, until the end of 2023, as required by CADE.

The transaction was closed with the payment of US$ 11 (R$56 million) to Petrobras upon the signing of the agreement, and US$ 1 (R$ 4.6 million), to be paid up to 13 months from the closing of the agreement.

k)	Sale of RLAM refinery assets

The transaction was closed in November 2021 after the payment of US$ 1,811 to Petrobras, including price adjustments provided for in the contract, arising from changes in working capital, net debt and investments until the transaction closing.

l)	Sale of interest in electricity companies

The total payment to Petrobras will be made at the transaction closing, US$ 14 from each of the two acquirers, totaling US$ 28.

m)	Sale of the Company’s interest in Breitener Energética

The transaction was closed in November 2021 after the payment of US$ 45 to Petrobras, including price adjustments provided for in the contract. In addition, there is a contingent amount of US$ 9 depending on future sales revenues of the plant.

n)	Sale of Miranga group of onshore fields

The transaction was closed in December 2021 after the payment of US$ 48 to Petrobras, in addition to US$ 11 received upon the contract signing.

The agreement also provides for the receipt of US$ 80, deferred in three installments over three years from the transaction closing, and up to US$ 85 in contingent receivables related to future average Brent prices. Of this amount, in December 2021 the Company met the agreed conditions for the receipt of US$ 15, recognized within other income and expenses.

o)	Sale of Remanso group of onshore fields

The transaction was closed in December 2021 after the payment of US$ 7 to Petrobras, in addition to US$ 4 received upon the contract signing.

The agreement also provides for the receipt of US$ 5 in December 2022, subject to price adjustments.

p)	Sale of Cricaré group of onshore fields

The transaction was closed in December 2021 after the payment of US$ 27 to Petrobras, in addition to US$ 11 received upon the contract signing.

The agreement provides for up to US$ 116 in contingent payments related to future oil prices.

q)	Sale of three thermoelectric plants in Camaçari

The transaction was closed in December 2021 after the payment of US$ 11 to Petrobras.

31.3.	Other operation

On January 5, 2021, Petrobras acquired 100% of shares of the structured entity Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI) for US$ 9 thousand. On December 28, 2021, Petrobras acquired 100% of shares of the structured entity Charter Development LLC (CDC)) for US$ 1 dollar.

The difference between the amount paid and the shareholders' equity of this structured entities was recorded as a capital transaction, increasing the shareholders' equity attributable to shareholders of Petrobras, while increasing non-controlling interests, in the amount of US$ 79,since Petrobras already controlled its operations and consolidated this structured entities prior to these transactions.

31.4.	Contingent assets from disposed investments – transactions closed in previous years
31.4.1.	Pampo and Enchova

In July 2020, Petrobras closed the sale of its entire interest in Pampo and Enchova groups of fields to Trident Energy do Brasil Ltda (see note 33.2 of the annual consolidated financial statements for 2020), with additional conditions providing for the payment to Petrobras of amounts of up to US$ 650 classified as contingent assets, to be recognized when the agreed conditions, relating to Brent prices, are met. Of this amount, the Company has already recognized US$ 36, within other income and expenses. The contract provides for revaluations until 2030.

31.4.2.	Contingent installment of the exploratory block BM-S-8 sale

On July 28, 2016, the Company disposed its 66% interest in the exploratory block BM –S-8 to Equinor Brasil Energia Ltda, which includes the Bacalhau field (former Carcará) located in the pre-salt layer of Santos basin, for the amount of US$ 2,500, to be paid in three installments, of which the last two were contingent payments to Petrobras.

The first installment (US$ 1,250) was received on November 22, 2016, and the second installment (US$ 300) on March 21, 2018.

On December 9, 2021, the ANP approved the Production Individualization Agreement (AIP) for the Bacalhau and Norte de Bacalhau fields, the condition for the receipt by Petrobras of the final installment, in the amount of US$ 950. This gain was recognized in the statement of income in December 2021, within other income and expenses, and received in February 2022.

31.5.	Cash flows from sales of interest with loss of control

In 2021, 2020 and 2019, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Jan-Dec/2021
Mataripe refinery - RLAM	1,868	(119)	1,749
PUDSA	62	(15)	47
Total	1,930	(134)	1,796
Jan-Dec/2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050
Jan-Dec/2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336

31.6.	Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less costs to sell. Assets and liabilities are presented separately in the statement of financial position.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation, thus its net income, operating, investing and financing cash flows are presented in separate line items until the date of the closing of the operation.